DEFERRED REVENUE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2010
DEFERRED REVENUE AND OTHER CURRENT LIABILITIES
DEFERRED REVENUE AND OTHER CURRENT LIABILITIES

NOTE 11. DEFERRED REVENUE AND OTHER CURRENT LIABILITIES

          Other current liabilities at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Deferred revenue	$35,467	$33,837
Payable to former shareholders	—	2,625
Accrued occupancy	5,530	4,882
Accrued worker compensation	6,354	5,892
Accrued taxes	6,543	5,716
Deferred tax liability (see Note 5)	—	622
Accrued income tax	—	403
Fair value of interest rate swap agreements	4,395	—
Other current liabilities	10,776	11,185

Total	$69,065	$65,162

          Deferred revenue consists primarily of Gold Card and gift card deferrals.